Condensed Consolidated Financial Information Condensed Consolidated Income Statement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 2,538,940	$ 2,626,448	$ 2,511,638	$ 2,260,863	$ 2,279,492	$ 2,340,147	$ 2,335,110	$ 1,963,832	$ 9,937,889	$ 8,918,581	$ 7,476,100
Cost of Goods and Services Sold									8,489,951	7,626,035	6,358,848
Gross profit	365,959	374,709	369,148	338,122	321,321	329,462	341,274	300,489	1,447,938	1,292,546	1,117,252
Selling, general and administrative expense									1,061,964	976,856	848,446
Depreciation, Depletion and Amortization									42,344	35,826	31,534
Asset Impairment Charge	30,400	9,400	1,700						41,520	6,542	7,276
Operating Income (Loss)									302,110	273,322	229,996
Floorplan interest expense									(41,614)	(41,667)	(31,796)
Interest Expense, Other									(49,693)	(38,971)	(37,465)
Gains (Losses) on Extinguishment of Debt									(46,403)	0	0
Other Expenses									0	(789)	0
Income (loss) before income taxes									164,400	191,895	160,735
Income Tax Expense (Benefit)									71,396	77,903	60,526
Income (Loss) from Subsidiaries, Net of Tax									0	0	0
Net income (loss)									93,004	113,992	100,209
Other Comprehensive Income (Loss), Net of Tax									(30,307)	(18,620)	(3,821)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									62,697	95,372	96,388
Parent Company [Member]
Revenues									0	0	0
Cost of Goods and Services Sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative expense									2,796	7,922	4,561
Depreciation, Depletion and Amortization									0	0	0
Asset Impairment Charge									0	0	0
Operating Income (Loss)									(2,796)	(7,922)	(4,561)
Floorplan interest expense									0	0	0
Interest Expense, Other									2,272	1,846	0
Gains (Losses) on Extinguishment of Debt									0
Other Expenses										0
Income (loss) before income taxes									(524)	(6,076)	(4,561)
Income Tax Expense (Benefit)									(196)	(2,277)	(1,709)
Income (Loss) from Subsidiaries, Net of Tax									93,332	117,791	103,061
Net income (loss)									93,004	113,992	100,209
Other Comprehensive Income (Loss), Net of Tax									0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									93,004	113,992	100,209
Guarantor Subsidiaries [Member]
Revenues									8,175,242	7,353,340	6,953,859
Cost of Goods and Services Sold									6,929,334	6,236,925	5,899,739
Gross profit									1,245,908	1,116,415	1,054,120
Selling, general and administrative expense									883,442	817,907	790,904
Depreciation, Depletion and Amortization									36,701	31,670	29,137
Asset Impairment Charge									15,571	6,542	7,276
Operating Income (Loss)									310,194	260,296	226,803
Floorplan interest expense									(34,061)	(33,789)	(30,736)
Interest Expense, Other									(46,517)	(37,982)	(36,831)
Gains (Losses) on Extinguishment of Debt									(46,403)
Other Expenses										0
Income (loss) before income taxes									183,213	188,525	159,236
Income Tax Expense (Benefit)									77,911	73,092	60,503
Income (Loss) from Subsidiaries, Net of Tax									0	0	0
Net income (loss)									105,302	115,433	98,733
Other Comprehensive Income (Loss), Net of Tax									(4,059)	13,081	(5,664)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									101,243	128,514	93,069
Non-Guarantor Subsidiaries [Member]
Revenues									1,762,647	1,565,241	522,241
Cost of Goods and Services Sold									1,560,617	1,389,110	459,109
Gross profit									202,030	176,131	63,132
Selling, general and administrative expense									175,726	151,027	52,981
Depreciation, Depletion and Amortization									5,643	4,156	2,397
Asset Impairment Charge									25,949	0	0
Operating Income (Loss)									(5,288)	20,948	7,754
Floorplan interest expense									(7,553)	(7,878)	(1,060)
Interest Expense, Other									(5,448)	(2,835)	(634)
Gains (Losses) on Extinguishment of Debt									0
Other Expenses										(789)
Income (loss) before income taxes									(18,289)	9,446	6,060
Income Tax Expense (Benefit)									(6,319)	7,088	1,732
Income (Loss) from Subsidiaries, Net of Tax									0	0	0
Net income (loss)									(11,970)	2,358	4,328
Other Comprehensive Income (Loss), Net of Tax									(26,248)	(31,701)	1,843
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									(38,218)	(29,343)	6,171
Consolidation, Eliminations [Member]
Revenues									0	0	0
Cost of Goods and Services Sold									0	0	0
Gross profit									0	0	0
Selling, general and administrative expense									0	0	0
Depreciation, Depletion and Amortization									0	0	0
Asset Impairment Charge									0	0	0
Operating Income (Loss)									0	0	0
Floorplan interest expense									0	0	0
Interest Expense, Other									0	0	0
Gains (Losses) on Extinguishment of Debt									0
Other Expenses										0
Income (loss) before income taxes									0	0	0
Income Tax Expense (Benefit)									0	0	0
Income (Loss) from Subsidiaries, Net of Tax									(93,332)	(117,791)	(103,061)
Net income (loss)									(93,332)	(117,791)	(103,061)
Other Comprehensive Income (Loss), Net of Tax									0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ (93,332)	$ (117,791)	$ (103,061)